Earnings per unit and cash distributions (Tables)	9 Months Ended
Sep. 30, 2013
Earnings Per Share [Abstract]
Calculations of basic and diluted earnings per unit
The calculations of basic and diluted earnings per unit are presented below

(In US$ millions,except per unit amounts)	Three months ended September 30, 2013	Nine months ended September 30, 2013

Net income attributable to Seadrill Partners LLC	$14.2	$56.1
Less: distributions paid (1)	19.1	52.4
(Over)/Undistributed earnings	(4.9)	3.7

Net income attributable to:
Common unitholders	12.0	34.2
Subordinated unitholders	2.2	21.9
Incentive distribution rights	—	—
	14.2	56.1

Weighted average units outstanding (basic and diluted) (in thousands):
Common unitholders	24,815	24,815
Subordinated unitholders	16,543	16,543

Earnings per unit (basic and diluted):
Common unitholders	$0.48	$1.38
Subordinated unitholders	$0.13	$1.32

Cash distributions declared and paid in the period per unit (2):	0.4175	0.4175
Subsequent event: Cash distributions declared and paid per unit relating to the period (3):	0.4275	0.4275

(1)	This refers to distributions paid or to be paid in relation to the period irrespective of the declaration and payment dates and based on the number of units as of the record date.

(2)	Refers to cash distribution declared and paid during the period.

(3)	Refers to cash distribution declared and paid subsequent to the period end.